Average Annual Total Returns - Class D Shares - Janus Henderson Enterprise Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	20.27%	17.93%	14.85%	11.79%	Sep. 01, 1992	18.00%	16.71%	13.79%	10.99%	Sep. 01, 1992	13.56%	14.37%	12.25%	10.26%	Sep. 01, 1992	35.59%	18.66%	15.04%	11.31%